Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
Cybersecurity Risk Management and Strategy
Aegon employs an IT security strategy and maintains a suite of systems, procedures and controls that are designed to protect the confidentiality, integrity and availability of critical systems owned or used by us as well as the information that flows through those systems.
Our Cybersecurity risk program is risk-based and aims to manage risks and be responsive to evolving threats based on learnings from industry security events and developments.
Cybersecurity risk management is an integral part of our IT Risk Management Framework. IT and Cyber risk management is integrated into our Enterprise Risk Management (ERM) program and shares common methodologies, policies, standards, and governance processes.
Key elements of our cybersecurity risk management include, but are not limited to the following:

•	Global policies (e.g., Global Information Security policy, Global IT Risk Management policy), which set out minimum requirements to help ensure controls are implemented and cybersecurity risk is adequately managed.

•	Aegon has developed the Information Technology Control Framework (ITCF) as the library of Aegon’s global IT controls based on certain industry standards.

•	Technology and cybersecurity risks are part of Aegon’s risk universe and are aggregated and reported as part of Aegon’s IT Risk profile.

•	The IT and cybersecurity risk management lifecycle is a process of identifying, assessing, controlling, monitoring, and reporting risks. The processes and procedures to manage risks in the first, second, and third lines above, integrated within existing ERM processes, IT management domains, and capabilities.

•	Aegon has developed and maintains a Global Incident Response plan (as part of the Global Information Security Incident Response Framework), which is a collection of documented processes, technical playbooks, and resources needed in order to respond to potential cybersecurity incidents.

•	Global Training and Awareness campaigns include all Aegon employees and are conducted routinely.

•	Aegon uses external service providers, where appropriate, to assess, test or otherwise assist with aspects of our security controls.

•	Aegon manages a third-party risk management process for key service providers based on our assessment of their criticality to our operations and respective risk profile
We have not identified risks from known cybersecurity threats, including as a result of any prior cybersecurity incidents, that have materially affected us, including our operations, business strategy, results of operations, or financial condition.
Cybersecurity risks and threats continuously evolve and we face risks from cybersecurity threats that, if realized, are reasonably likely to materially affect us, including our operations, business strategy, results of operations, or financial condition. See “Risk Factors” for additional detail.
Cybersecurity Governance
Our Board considers cybersecurity risk as part of its risk oversight function and has delegated to the Aegon Risk Committee (Committee) oversight of cybersecurity and other IT risks. The Committee reports directly into the Board and focuses on the effectiveness of the design, operation and appropriateness of the enterprise risk management framework and the internal control systems of Aegon.
The Committee receives regular reports from Aegon’s Chief Risk Officer covering all known material cybersecurity risks of the Company including but not limited to operational risk, technology and information security risks. In addition, management updates the Committee, as necessary, regarding significant or potentially significant cybersecurity incidents.
The Committee receives periodic updates from our Global Chief Information Security Officer. These include, but are not limited to: progress updates on cybersecurity strategy and execution against the Aegon strategic roadmap, a review of cybersecurity metrics, updates on the evolving threat landscape, and a review of our control environment.
Our management team, including our Global Chief Technology Officer, Global Chief Information Security Officer, Directors of various Security Services (e.g., Identity, Cloud, Data, SOC) along with Business Unit Security Officers (BISOs), is responsible for assessing and managing our material risks from cybersecurity threats. The team has primary responsibility for our overall cybersecurity risk management program, and is informed about cybersecurity incidents and supervises both our internal cybersecurity personnel and our retained external cybersecurity consultants. Our Management team includes broad range of executive, strategic, and technical experiences across diverse number of technology and cybersecurity domains.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]
Our Cybersecurity risk program is risk-based and aims to manage risks and be responsive to evolving threats based on learnings from industry security events and developments.
Cybersecurity risk management is an integral part of our IT Risk Management Framework. IT and Cyber risk management is integrated into our Enterprise Risk Management (ERM) program and shares common methodologies, policies, standards, and governance processes.
Key elements of our cybersecurity risk management include, but are not limited to the following:

•	Global policies (e.g., Global Information Security policy, Global IT Risk Management policy), which set out minimum requirements to help ensure controls are implemented and cybersecurity risk is adequately managed.

•	Aegon has developed the Information Technology Control Framework (ITCF) as the library of Aegon’s global IT controls based on certain industry standards.

•	Technology and cybersecurity risks are part of Aegon’s risk universe and are aggregated and reported as part of Aegon’s IT Risk profile.

•	The IT and cybersecurity risk management lifecycle is a process of identifying, assessing, controlling, monitoring, and reporting risks. The processes and procedures to manage risks in the first, second, and third lines above, integrated within existing ERM processes, IT management domains, and capabilities.

•	Aegon has developed and maintains a Global Incident Response plan (as part of the Global Information Security Incident Response Framework), which is a collection of documented processes, technical playbooks, and resources needed in order to respond to potential cybersecurity incidents.

•	Global Training and Awareness campaigns include all Aegon employees and are conducted routinely.

•	Aegon uses external service providers, where appropriate, to assess, test or otherwise assist with aspects of our security controls.

•	Aegon manages a third-party risk management process for key service providers based on our assessment of their criticality to our operations and respective risk profile

Cybersecurity Risk Management Third Party Engaged [Flag]	false
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]
We have not identified risks from known cybersecurity threats, including as a result of any prior cybersecurity incidents, that have materially affected us, including our operations, business strategy, results of operations, or financial condition.
Cybersecurity risks and threats continuously evolve and we face risks from cybersecurity threats that, if realized, are reasonably likely to materially affect us, including our operations, business strategy, results of operations, or financial condition. See “Risk Factors” for additional detail.

Cybersecurity Risk Board of Directors Oversight [Text Block]	Our Board considers cybersecurity risk as part of its risk oversight function and has delegated to the Aegon Risk Committee (Committee) oversight of cybersecurity and other IT risks. The Committee reports directly into the Board and focuses on the effectiveness of the design, operation and appropriateness of the enterprise risk management framework and the internal control systems of Aegon.
The Committee receives regular reports from Aegon’s Chief Risk Officer covering all known material cybersecurity risks of the Company including but not limited to operational risk, technology and information security risks. In addition, management updates the Committee, as necessary, regarding significant or potentially significant cybersecurity incidents.
The Committee receives periodic updates from our Global Chief Information Security Officer. These include, but are not limited to: progress updates on cybersecurity strategy and execution against the Aegon strategic roadmap, a review of cybersecurity metrics, updates on the evolving threat landscape, and a review of our control environment.
Our management team, including our Global Chief Technology Officer, Global Chief Information Security Officer, Directors of various Security Services (e.g., Identity, Cloud, Data, SOC) along with Business Unit Security Officers (BISOs), is responsible for assessing and managing our material risks from cybersecurity threats. The team has primary responsibility for our overall cybersecurity risk management program, and is informed about cybersecurity incidents and supervises both our internal cybersecurity personnel and our retained external cybersecurity consultants. Our Management team includes broad range of executive, strategic, and technical experiences across diverse number of technology and cybersecurity domains.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]
Our Board considers cybersecurity risk as part of its risk oversight function and has delegated to the Aegon Risk Committee (Committee) oversight of cybersecurity and other IT risks. The Committee reports directly into the Board and focuses on the effectiveness of the design, operation and appropriateness of the enterprise risk management framework and the internal control systems of Aegon.
The Committee receives regular reports from Aegon’s Chief Risk Officer covering all known material cybersecurity risks of the Company including but not limited to operational risk, technology and information security risks. In addition, management updates the Committee, as necessary, regarding significant or potentially significant cybersecurity incidents.
The Committee receives periodic updates from our Global Chief Information Security Officer. These include, but are not limited to: progress updates on cybersecurity strategy and execution against the Aegon strategic roadmap, a review of cybersecurity metrics, updates on the evolving threat landscape, and a review of our control environment.

Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our Board considers cybersecurity risk as part of its risk oversight function and has delegated to the Aegon Risk Committee (Committee) oversight of cybersecurity and other IT risks. The Committee reports directly into the Board and focuses on the effectiveness of the design, operation and appropriateness of the enterprise risk management framework and the internal control systems of Aegon.
The Committee receives regular reports from Aegon’s Chief Risk Officer covering all known material cybersecurity risks of the Company including but not limited to operational risk, technology and information security risks. In addition, management updates the Committee, as necessary, regarding significant or potentially significant cybersecurity incidents.
The Committee receives periodic updates from our Global Chief Information Security Officer. These include, but are not limited to: progress updates on cybersecurity strategy and execution against the Aegon strategic roadmap, a review of cybersecurity metrics, updates on the evolving threat landscape, and a review of our control environment.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Our management team, including our Global Chief Technology Officer, Global Chief Information Security Officer, Directors of various Security Services (e.g., Identity, Cloud, Data, SOC) along with Business Unit Security Officers (BISOs), is responsible for assessing and managing our material risks from cybersecurity threats. The team has primary responsibility for our overall cybersecurity risk management program, and is informed about cybersecurity incidents and supervises both our internal cybersecurity personnel and our retained external cybersecurity consultants. Our Management team includes broad range of executive, strategic, and technical experiences across diverse number of technology and cybersecurity domains.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Our management team, including our Global Chief Technology Officer, Global Chief Information Security Officer, Directors of various Security Services (e.g., Identity, Cloud, Data, SOC) along with Business Unit Security Officers (BISOs), is responsible for assessing and managing our material risks from cybersecurity threats. The team has primary responsibility for our overall cybersecurity risk management program, and is informed about cybersecurity incidents and supervises both our internal cybersecurity personnel and our retained external cybersecurity consultants. Our Management team includes broad range of executive, strategic, and technical experiences across diverse number of technology and cybersecurity domains.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true